Expense Example - iShares Texas Equity ETF - iShares Texas Equity ETF	Jun. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64